Net loss per share (Tables)	6 Months Ended
Jun. 30, 2025
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

The following tables set forth the computation of basic and diluted loss per share of Class A Ordinary Shares and Class B Ordinary Shares:

	For the Six Months Ended June 30, 2025
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(3,813,302)	$(805,401)
Denominator
Number of shares used in per share computation	22,634,413	4,780,575
Basic and diluted loss per share	$(0.17)	$(0.17)

	For the Six Months Ended June 30, 2024
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(2,411,140)	$(525,394)
Denominator
Number of shares used in per share computation	21,939,026	4,780,575
Basic and diluted loss per share	$(0.11)	$(0.11)

Summary of anti-dilutive instruments

The summary of anti-dilutive instruments is as follows:

	Warrants	Convertible Notes	Total
Common Stock subject to outstanding:
For the six months ended June 30, 2025	4,949,156	1,409,815	6,358,971
For the six months ended June 30, 2024	5,011,458	1,038,146	6,049,604